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                                MUTUAL FUND GROUP
                         FLEMING MUTUAL FUND GROUP, INC.
                                MUTUAL FUND TRUST
                            MUTUAL FUND SELECT GROUP
                            MUTUAL FUND SELECT TRUST
                          MUTUAL FUND INVESTMENT TRUST


Supplement dated May 1, 2003 for all Prospectuses and Statements of Additional Information of the above referenced Trusts.

         On May 1, 2003, Mutual Fund Group, Fleming Mutual Fund Group, Inc., Mutual Fund Trust, Mutual Fund Select Group, Mutual Fund Select Trust and Mutual Fund Investment Trust and will change their names.

         Effective May 1, 2003, the new Trust names will read as follows:

         J.P. Morgan Mutual Fund Group
         J.P. Morgan Fleming Mutual Fund Group, Inc.
         J.P. Morgan Mutual Fund Trust
         J.P. Morgan Mutual Fund Select Group
         J.P. Morgan Mutual Fund Select Trust
         J.P. Morgan Mutual Fund Investment Trust





SUP-USEQPRS-503